Label	Element	Value
Class P Prospectus | PF Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001137761_SupplementTextBlock

SUPPLEMENT DATED NOVEMBER 28, 2018

TO THE PACIFIC FUNDS PROSPECTUS FOR

CLASS P SHARES DATED AUGUST 1, 2018

This supplement revises the Pacific Funds Prospectus for Class P Shares dated August 1, 2018, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summary section

Risk/Return [Heading]	rr_RiskReturnHeading	PF Emerging Markets Debt Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	PF Emerging Markets Debt Fund – In the Principal Investment Strategies subsection, the last sentence of the third paragraph is deleted.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	In addition, in the Principal Risks subsection, Frontier Markets Risk is deleted.